Lines Of Business (Summary Of Business Segment) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									$ 127,441,599	$ 128,841,822	$ 110,097,387
Intersegment sales									0	0	0
Total net sales	32,384,274	38,167,606	35,525,254	21,364,465	33,107,127	35,365,727	35,308,675	25,060,293	127,441,599	128,841,822	110,097,387
Income (loss) from operations	3,826,568	2,058,449	3,793,473	(4,162,165)	4,586,661	2,702,716	5,007,959	(2,171,640)	5,516,325	10,125,696	164,547
Other income, net									5,348,203	4,049,751	4,577,786
Income before income taxes									10,864,528	14,175,447	4,742,333
Identifiable Assets	125,386,001				127,120,055				125,386,001	127,120,055	124,206,480
Total Assets	174,105,862				181,831,780				174,105,862	181,831,780	174,224,379
Cement Business [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									55,793,229	53,616,941	46,801,814
Intersegment sales									18,859,698	20,027,870	15,342,831
Total net sales									74,652,927	73,644,811	62,144,645
Income (loss) from operations									5,716,116	10,243,708	1,502,909
Identifiable Assets	91,279,098				88,491,938				91,279,098	88,491,938	84,843,017
Ready-Mixed Concrete Business [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									71,648,370	75,224,881	63,295,573
Intersegment sales									3,046	4,563	42,383
Total net sales									71,651,416	75,229,444	63,337,956
Income (loss) from operations									(199,791)	(118,012)	(1,338,362)
Identifiable Assets	34,106,903				38,628,117				34,106,903	38,628,117	39,363,463
Adjustments and Elimination [Member]
Segment Reporting Information [Line Items]
Sales to unaffiliated customers									0	0	0
Intersegment sales									(18,862,744)	(20,032,433)	(15,385,214)
Total net sales									(18,862,744)	(20,032,433)	(15,385,214)
Corporate [Member]
Segment Reporting Information [Line Items]
Total Assets	$ 48,719,861				$ 54,711,725				$ 48,719,861	$ 54,711,725	$ 50,017,899